MIDCAP FUND SCHEDULE OF INVESTMENTS
August 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.9%		$42,351,635
(COST $38,536,409)

Communication Services - 2.4%		1,007,061
Entertainment - 0.9%
Take-Two Interactive Software, Inc. (a)	2,150	368,059
Media - 1.5%
Discovery, Inc. (a)	28,960	639,002

Consumer Discretionary - 12.6%		5,326,102
Distributors - 2.2%
LKQ Corp. (a)	28,950	918,873
Hotels, Restaurants & Leisure - 1.2%
Darden Restaurants, Inc. (a)	6,000	520,020
Household Durables - 2.9%
Newell Brands, Inc.	49,126	785,034
TopBuild Corp. (a)	2,760	424,488
Internet & Direct Marketing Retail - 1.6%
Duluth Holdings, Inc. (a)	68,625	664,290
Specialty Retail - 2.2%
Bed Bath & Beyond, Inc.	37,800	460,404
Urban Outfitters, Inc. (a)	20,610	485,159
Textiles, Apparel & Luxury Goods - 2.5%
Hanesbrands, Inc.	31,555	482,476
Skechers U.S.A., Inc. Class A (a)	19,610	585,358

Consumer Staples - 8.4%		3,554,269
Beverages - 2.2%
MGP Ingredients, Inc.	15,794	561,477
Molson Coors Brewing Co. Class B	9,805	369,060
Food & Staples Retailing - 3.9%
Performance Food Group Co. (a)	11,200	408,912
Sysco Corp.	6,950	417,973
Walgreens Boots Alliance, Inc.	21,315	810,396
Food Products - 2.3%
Kraft Heinz Co/The	18,000	630,720
Lamb Weston Holdings, Inc.	5,660	355,731

Energy - 2.6%		1,096,188
Energy Equipment & Services - 0.1%
Helmerich & Payne, Inc.	3,510	57,845
Oil, Gas & Consumable Fuels - 2.5%
Cameco Corp.	15,200	175,864
Cheniere Energy, Inc. (a)	5,945	309,437
Devon Energy Corp.	10,345	112,450
Parsley Energy, Inc.	12,900	138,675
Pioneer Natural Resources Co.	2,905	301,917

Financials - 16.0%		6,758,182
Banks - 7.3%
Associated Banc-Corp	46,758	628,428
Citizens Financial Group, Inc.	16,625	430,089
First Horizon National Corp.	89,605	855,727
Regions Financial Corp.	17,585	203,283
Truist Financial Corp.	10,091	391,632
Zions Bancorporation	18,245	586,759
Capital Markets - 4.7%
Charles Schwab Corp/The	5,250	186,533
Eaton Vance Corp.	12,990	532,850
Northern Trust Corp.	8,180	669,860
State Street Corp.	8,625	587,276
Consumer Finance - 1.9%
Discover Financial Services	14,779	784,469
Insurance - 0.9%
Fidelity National Financial, Inc.	12,140	398,556
Thrifts & Mortgage Finance - 1.2%
Flagstar Bancorp, Inc.	16,000	502,720

Health Care - 15.9%		6,755,314
Biotechnology - 5.1%
Alexion Pharmaceuticals, Inc. (a)	4,100	468,302
Exact Sciences Corp. (a)	13,035	981,404
MiMedx Group Inc. (a)	20,015	136,102
Neurocrine Biosciences, Inc. (a)	3,730	434,247
Xencor, Inc. (a)	3,600	128,700
Health Care Equipment & Supplies - 1.5%
Accelerate Diagnostics, Inc. (a)	52,900	644,322
Health Care Providers & Services - 5.7%
Acadia Healthcare Co., Inc. (a)	16,660	514,961
AMN Healthcare Services, Inc. (a)	8,150	438,796
Hanger, Inc. (a)	22,000	434,720
Henry Schein, Inc. (a)	2,730	181,381
McKesson Corp.	1,945	298,441
Premier, Inc. Class A	15,430	505,333
Tivity Health, Inc. (a)	3,665	59,959
Pharmaceuticals - 3.6%
Aerie Pharmaceuticals, Inc. (a)	24,405	268,455
Bausch Health Cos, Inc. (a)	24,720	410,846
Jazz Pharmaceuticals PLC (a)	6,320	849,345

Industrials - 13.5%		5,734,331
Building Products - 2.0%
AO Smith Corp.	10,535	515,898
Trane Technologies Plc	2,650	313,734
Commercial Services & Supplies - 0.6%
Hudson Technologies, Inc. (a)	225,325	259,124
Construction & Engineering - 2.3%
MasTec, Inc. (a)	9,740	450,085
WillScot Mobile Mini Holdings Corp. (a)	29,041	519,834
Electrical Equipment - 0.8%
Regal Beloit Corp.	3,405	336,618
Machinery - 6.3%
Hillenbrand, Inc.	14,750	467,723
Ingersoll Rand, Inc. (a)	2,272	79,656
Kornit Digital Ltd. (a)	7,965	493,272
Mueller Water Products, Inc. Class A	30,225	326,430
REV Group, Inc.	39,995	309,961
SPX Corp. (a)	4,495	188,026
SPX Flow, Inc. (a)	13,845	601,981
WABTEC Corp.	3,225	214,624
Trading Companies & Distributors - 1.5%
HD Supply Holdings, Inc. (a)	16,575	657,365

Information Technology - 18.2%		7,721,646
Communications Equipment - 2.4%
Lumentum Holdings, Inc. (a)	7,275	625,650
Viavi Solutions, Inc. (a)	28,771	383,661
Electronic Equipment, Instruments & Components - 3.7%
Corning, Inc.	13,200	428,472
II-VI, Inc. (a)	16,740	744,930
Keysight Technologies, Inc. (a)	4,150	408,858
IT Services - 3.8%
Alliance Data Systems Corp.	18,175	819,874
Black Knight, Inc. (a)	5,890	495,349
Fiserv, Inc. (a)	2,813	280,119
Semiconductors & Semiconductor Equipment - 5.2%
Infineon Technologies A.G. ADR	30,625	849,231
Marvell Technology Group Ltd.	16,704	647,781
NXP Semiconductors NV	5,750	723,120
Software - 1.5%
SS&C Technologies Holdings, Inc.	10,300	656,316
Technology Hardware, Storage & Peripherals - 1.6%
CPI Card Group, Inc. (a)	150,397	351,177
Pure Storage, Inc. Class A (a)	20,125	307,108

Materials - 4.2%		1,786,697
Containers & Packaging - 2.3%
Berry Global Group, Inc. (a)	10,000	515,400
Crown Holdings, Inc. (a)	6,230	478,776
Metals & Mining - 1.9%
Freeport-McMoRan, Inc. Class B	43,000	671,230
Lundin Mining Corp.	19,350	121,291

Real Estate - 5.2%		2,216,965
Equity Real Estate Investment - 3.4%
Diamondrock Hospitality Co.	52,225	276,793
Host Hotels & Resorts, Inc.	24,225	272,047
Kimco Realty Corp.	27,310	327,447
Service Properties Trust	28,505	234,026
Simon Property Group, Inc.	5,210	353,498
Real Estate Management & Development - 1.8%
Colliers International Group, Inc.	7,100	449,714
FirstService Corp.	2,425	303,440

Utilities - 0.9%		394,880
Electric Utilities - 0.3%
Xcel Energy, Inc.	2,080	144,508
Multi-Utilities - 0.6%
MDU Resources Group, Inc.	10,600	250,372

SHORT-TERM INVESTMENTS - 0.0%^		21,738
(COST $21,738)

Money Market Funds - 0.0%^		21,738
First American Government Obligations Fund, 0.066% (b)	21,738	21,738

TOTAL INVESTMENTS - 99.9% (COST $38,558,147)		42,373,373

NET OTHER ASSETS AND LIABILITIES - 0.1%		30,442

NET ASSETS - 100.0%		$42,403,815

(a)	Non-income producing security.
(b)	Represents the 7-day yield at August 31, 2020.
^	Rounds to 0.0%.

Abbreviations
ADR	American Depositary Receipt
A.G.	Aktiengesellschaft is the German term for a public limited liability corporation.
N.V.	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC	Public Limited Company

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”)and Standard & Poor’s Financial Services LLC (“S&P”) and is licensed for use by
Thompson Investment Management, Inc. Neither MSCI, S&P, nor any other party involved in making or compiling the GICS or any GICS classifications makes any warranties with respect there to or the results to be obtained by the use thereof, and no such party shall have any liability whatsoever with respect thereto.

The following is a summary of the inputs used to value the Funds’ investments as of August 31, 2020:
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication services	$1,007,061	$-	$-	$1,007,061
Consumer discretionary	5,326,102	–	–	5,326,102
Consumer staples	3,554,269	–	–	3,554,269
Energy	1,096,188	–	–	1,096,188
Financials	6,758,182	–	–	6,758,182
Health care	6,755,314	–	–	6,755,314
Industrials	5,734,331	–	–	5,734,331
Information technology	7,721,646	–	–	7,721,646
Materials	1,786,697	–	–	1,786,697
Real Estate	2,216,965	–	–	2,216,965
Utilities	394,880	–	–	394,880
Total common stocks	42,351,635	–	–	42,351,635
Short-term investments
Money market funds	21,738	–	–	21,738
Total short-term investments	21,738	–	–	21,738
Total investments	42,373,373	$–	$–	42,373,373

The Fund did not invest in any level-3 investments as of and during the nine-month period ended August 31, 2020

For more information on valuation inputs, see the accompanying notes. The accompanying notes are an integral part of the schedule of investments.

THOMPSON IM FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
August 31, 2020

VALUATION POLICY AND PROCEDURES - The Funds’ Board of Directors (the “Funds’ Board”) has adopted methods for valuing securities set forth in the Funds’ Pricing Policies and Procedures, including circumstances in which market quotes are not readily available or deemed to be unreliable, and has delegated authority to the Advisor to apply those methods in making fair value determinations, subject to oversight by the Funds’ Board. The Advisor has established a valuation committee that, along with other Advisor employees, administers, implements, and oversees the fair valuation process and makes fair value decisions. The valuation committee regularly reviews its own fair value decisions, as well as valuations, valuation techniques and services furnished by pricing services; considers circumstances in the markets which may require it to make or adjust valuation determinations; and reviews previous valuation determinations. The valuation committee reports on its activities and any changes to the fair valuation guidelines to the Funds’ Board.

VALUATION MEASUREMENTS – In accordance with generally accepted accounting principles in the United States of America (“GAAP”), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. The Fund considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The determination of what constitutes “observable” requires significant judgment by the Fund. The categorization of a security within the hierarchy is based upon the pricing transparency of the security and does not necessarily correspond to the Fund’s perceived risk of that security.  The inputs used to measure fair value may fall into different levels of the fair valuation hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level that is significant to the fair value measurement in its entirety.

SECURITY VALUATION - Each Fund’s equity securities, including common stocks, ADRs, REITs, and rights are valued at their market prices (generally the last reported sales price on the exchange where the securities are primarily traded or, for Nasdaq-listed securities, at their Nasdaq Official Closing Prices). If no sales are reported on a particular day, the mean between the highest bid and lowest asked quotations at the close of the exchanges will generally be used.  To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.  When adjustments to observable prices are applied or when the market is considered inactive, securities will be categorized in level 2 of the fair value hierarchy.

Investments in money market mutual funds are generally priced at the ending net asset value provided by the service agent of the funds.  These securities will be categorized as level 1 securities.

Fixed-income securities such as corporate bonds, asset-backed securities, mortgage-backed securities, U.S. government and agency securities, sovereign bonds, municipal bonds and commercial paper are typically valued based on valuations published by an independent pricing service, which uses various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Factors considered by pricing services include market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads and fundamental analytical data relating to the issuer. Short-term investments in fixed-income securities (those with remaining maturities of 60 days or less) are generally valued on an amortized cost basis. Fixed-income securities will generally be categorized in level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in level 3.

Where market quotations are not readily available or are unreliable, a value is determined in good faith pursuant to procedures established by the Funds’ Board.   When determining the value of a security, consideration is given to the facts and circumstances relevant to the particular situation, which includes factors such as fundamental analytical data relating to the investment, which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, nature and duration of any restrictions on disposition of the security and an evaluation of forces that influence the market in which the securities are purchased or sold. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security.